Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.07%)	1.58%	2.13%
Performance Inception Date		Mar. 01, 2012
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.07%)	0.18%	1.14%
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.04%)	0.79%	1.34%
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	2.10%	2.16%
Performance Inception Date		Mar. 01, 2012
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	3.23%	3.19%
Performance Inception Date		Oct. 31, 2014
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			6.16%	3.02%	2.90%
Performance Inception Date		Mar. 01, 2012
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			6.42%	3.17%	3.10%
Performance Inception Date		Nov. 30, 2012
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Absolute Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.62%	4.49%	4.78%
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.49%	10.06%	9.23%
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Bloomberg Global Aggregate Index Hedged (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.40%	0.48%	2.01%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.31%	5.24%	4.78%
Performance Inception Date		Jul. 29, 1996
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.78%	3.16%	3.32%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.35%	3.47%	3.37%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.88%	5.83%	4.85%
Performance Inception Date		Oct. 03, 2002
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			10.78%	7.04%	5.77%
Performance Inception Date		Oct. 03, 2002
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			11.03%	6.85%	5.78%
Performance Inception Date		Nov. 30, 2012
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.92%	7.10%	6.99%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		3.26%	2.61%	2.77%
Performance Inception Date	[3],[4]	Feb. 28, 2003
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		2.31%	1.26%	1.70%
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		1.92%	1.42%	1.69%
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		6.36%	2.80%	2.62%
Performance Inception Date	[3],[4]	Feb. 28, 2003
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		8.51%	3.97%	3.62%
Performance Inception Date	[3],[4]	Oct. 31, 2016
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		8.29%	3.75%	3.45%
Performance Inception Date	[3],[4]	Feb. 28, 2003
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		8.56%	3.92%	3.57%
Performance Inception Date	[3],[4]	Oct. 31, 2016
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		23.81%	13.86%	12.55%
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		1.25%	(0.33%)	1.35%
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4],[5]		10.35%	3.81%	3.21%

[1]	Source: Allspring Funds Management, LLC. The Absolute Return Blended Index is comprised of 35% MSCI ACWI Index (Net), 35% Bloomberg U.S. TIPS Index and 30% Bloomberg Global Aggregate Index Hedged (USD). You cannot invest directly in an index.
[2]	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares.
[5]	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. TIPS Index.